Loans Receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans Receivable
5.
Loans Receivable

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Loans receivable	—	598,414
Total	$—	$598,414

The loans receivable consists of:

•
Loan receivable—Neighbor Inc (“Swipeby”)—The loan allows up to $65,000 to be loaned to Swipeby on a monthly basis beginning in July 2022. The loan bears interest of 8% and matures at the earlier of 1) The Company acquiring Swipeby or 2) December 31, 2022. The loan agreement was amended on February 23, 2023 such that the maturity date was extended to the earlier of 1) The Company acquiring Swipeby or 2) June 30, 2023. Swipeby was not acquired by the Company by June 30, 2023, and as such the balance of $785,000 was considered non-recoverable and an impairment charge of $785,000 was recorded in “Other operating expenses”.
•
Loan receivable—Grupo Hanhei (“Moneymatic”). The loan initially provided $100,000 in August 2022, plus up to $25,000 per month terminating on October 31, 2022 while the Company completes integration of the Company’s technology into Moneymatic’s applications. As at December 31, 2022, the loan of $181,816 to Moneymatic was in the process of being negotiated and was extended in June 2023. Moneymatic’s loan was also considered recoverable due at the time, due to the fact that Moneymatic were then integrating Rezolve’s technology into Moneymatic’s applications in Mexico. The loan amount $371,316 at December 31, 2023 was considered non-recoverable and an impairment charge of $371,316 was recorded in “Other operating expenses”.